Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per ordinary share - USD ($)	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Class A Ordinary Shares [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per ordinary share [Line Items]
Net gain from investments held in Trust Accounts		$ 6,973	$ 74,244
Net income attributable to Class A ordinary shares		$ 6,973	$ 74,244
Weighted average shares outstanding of Class A ordinary shares, basic and diluted (in Shares)		34,500,000	34,500,000	34,312,500
Basic and diluted net income per share, Class A ordinary shares (in Dollars per share)		$ 0	$ 0	$ 0.01
Class B Ordinary Shares [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per ordinary share [Line Items]
Weighted average shares outstanding of Class A ordinary shares, basic and diluted (in Shares)	7,500,000	8,625,000	8,625,000	8,280,711
Basic and diluted net income per share, Class A ordinary shares (in Dollars per share)	$ 0	$ (2.44)	$ (2.82)	$ (1.17)
Basic and diluted net loss per share, Class B ordinary shares (in Dollars per share)	$ 0	$ (2.44)	$ (2.82)
Net loss	$ (26,704)	$ (21,029,994)	$ (24,213,521)
Less: Net income attributable to Class A ordinary shares		(6,973)	(74,244)
Net loss attributable to Class B ordinary shares	$ (26,704)	$ (21,036,967)	$ (24,287,765)
Weighted average shares outstanding of Class B ordinary shares, basic and diluted (in Shares)	7,500,000	8,625,000	8,625,000